UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc Cummins
Title:    Managing Member
Phone:    (212) 607-2576


Signature, Place and Date of Signing:


/s/ Marc Cummins               New York, New York             August 13, 2008
--------------------        -------------------------       --------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total: $75,139
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE
                                                             June 30, 2008



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                  --------         -----      --------  -------   --- ----  ----------  --------  ----     ------ ----
ALTERNATIVE ASSET MGMT ACQU     COM              02149U101  5,879       632,200 SH        SOLE                    632,200
ALTERNATIVE ASSET MGMT ACQU     W EXP 08/01/201  02149U119    721     1,847,900 SH        SOLE                  1,847,900
AMBASSADORS INTL INC            COM              023178106  2,177       497,140 SH        SOLE                    497,140
AMERICAN TOWER CORP             CL A             029912201  5,493       130,000 SH        SOLE                    130,000
EINSTEIN NOAH REST GROUP INC    COM              28257U104  3,061       276,535 SH        SOLE                    276,535
GSC ACQUISITION COMPANY         W EXP 06/25/201  40053G114    911     1,215,000 SH        SOLE                  1,215,000
HYTHIAM INC                     COM              44919F104  3,293     1,360,889 SH        SOLE                  1,360,889
ISHARES TR                      RUSSELL 2000     464287655    238         1,000 SH  PUT   SOLE                      1,000
JARDEN CORP                     COM              471109108  1,415        77,571 SH        SOLE                     77,571
LIBERTY ACQUISITION HLDGS CO    COM              53015Y107  9,260     1,000,000 SH        SOLE                  1,000,000
LIBERTY ACQUISITION HLDGS CO    W EXP 12/12/201  53015Y115  2,582     1,137,500 SH        SOLE                  1,137,500
MSC INDL DIRECT INC             CL A             553530106  4,023        91,200 SH        SOLE                     91,200
MIDDLEBY CORP                   COM              596278101  4,499       102,469 SH        SOLE                    102,469
NATHANS FAMOUS INC NEW          COM              632347100  9,268       609,743 SH        SOLE                    609,743
NEOGEN CORP                     COM              640491106  3,005       131,264 SH        SOLE                    131,264
NEXCEN BRANDS INC               COM              653351106    953     1,700,606 SH        SOLE                  1,700,606
PROTECTION ONE INC              COM NEW          743663403  6,429       765,304 SH        SOLE                    765,304
SCHOOL SPECIALTY INC            COM              807863105  5,947       200,037 SH        SOLE                    200,037
VICTORY ACQUISITION CORP        COM              92644D100  2,856       300,000 SH        SOLE                    300,000
VICTORY ACQUISITION CORP        W EXP 04/24/201  92644D118  1,324     2,036,400 SH        SOLE                  2,036,400
XCORPOREAL INC                  COM              98400P104  1,805     1,569,757 SH        SOLE                  1,569,757





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